Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Millions	9 Months Ended
	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)
Cash flows from operating activities
Profit for the period	€ 147.4	€ 175.7
Adjustments for:
Exceptional items	48.9	50.2
Share based payments expense	6.7	8.5
Depreciation and amortization	79.9	71.4
Loss on disposal and impairment of property, plant and equipment	0.8	0.2
Net finance costs	74.2	78.9
Other adjustments for non-cash items	0.0	0.5
Taxation	33.3	40.9
Operating cash flow before changes in working capital, provisions and exceptional items	391.2	426.3
Increase in inventories	(59.2)	(38.5)
Increase in trade and other receivables	(86.0)	(84.3)
Increase/(decrease) in trade and other payables	33.5	(7.9)
Decrease in employee benefits and other provisions	(2.2)	(1.9)
Cash generated from operations before tax and exceptional items	277.3	293.7
Payments relating to exceptional items	(48.4)	(55.6)
Tax paid	(54.7)	(29.2)
Net cash generated from operating activities	174.2	208.9
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(59.6)	(55.9)
Interest received	4.5	5.7
Redemption of investments	0.0	5.7
Net cash used in investing activities	(55.1)	(44.5)
Cash flows from financing activities
Repurchase of ordinary shares	(151.4)	(42.9)
Dividends paid, classified as financing activities	(69.7)	(67.4)
Payments related to shares withheld for taxes	6.7	5.2
Payment of lease liabilities	(25.7)	(22.7)
Payment of financing fees	(0.2)	(2.8)
Interest paid	(77.9)	(89.4)
Net cash used in financing activities	(331.6)	(230.4)
Net decrease in cash and cash equivalents	(212.5)	(66.0)
Cash and cash equivalents at beginning of period	193.6
Cash and cash equivalents at beginning of period	403.3	399.7
Effect of exchange rate fluctuations	2.8	0.7
Cash and cash equivalents at end of period	€ 193.6	€ 334.4